Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Company Operating Lease Liability Maturities
The Company’s operating lease liability maturities as of December 31, 2021 are as follows:

($ in thousands)
2022	$1,525
2023	1,637
2024	1,585
2025	640
2026	122
Thereafter	42

Total future lease payments	5,551
Less: Imputed interest	(376)

Total lease liabilities	$5,175

Schedule of Company Operating Lease Right of Use Assets and Operating Lease Liabilities
The Company’s operating lease
right-of-use
assets and operating lease liabilities, and the associated financial statement line items, as of December 31, 2021 are as follows:

($ in thousands)	Financial Statement Line Items	Balance
Right-of-use assets	Other non-current assets	$4,784
Lease liabilities:
Current liabilities	Accrued and other current liabilities	1,345
Non-current liabilities	Other long-term liabilities	3,830

Total lease liabilities		$5,175